Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit (loss) for the year	$ (944)	$ (588)
Items that may be reclassified to profit (loss)
Currency translation differences (net of taxes of $(17) and $(26))	(100)	(312)
Change in fair value of debt securities (net of taxes of $nil and $nil)	0	1
Items that may be reclassified to profit	(100)	(311)
Items that will not be reclassified to profit (loss)
Change in fair value of marketable equity securities (net of taxes of $(3) and $(1))	24	6
Remeasurements of retirement benefit plans (net of taxes of $29 and $(31))	(50)	74
Items that will not be reclassified to profit	(26)	80
Total other comprehensive income (loss) for the year	(126)	(231)
Total comprehensive income (loss) for the year	(1,070)	(819)
Total other comprehensive income (loss) attributable to:
Shareholders of the company	(112)	(201)
Non-controlling interests	(14)	(30)
Total other comprehensive income (loss) for the year	(126)	(231)
Total comprehensive income (loss) attributable to:
Shareholders of the company	(976)	(806)
Non-controlling interests	(94)	(13)
Total comprehensive income (loss) for the year	$ (1,070)	$ (819)